                                                  Deutsche Asset Management

Smaller Companies Fund - Investment and Institutional Classes

Supplement dated March 5, 2001 to Prospectuses dated February 28, 2001

The following replaces the `Portfolio Managers' section in the Fund's
Prospectuses:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sector.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  19 years of financial industry experience.
 .  MBA from New York University's Stern School of Business.



              Please Retain This Supplement for Future Reference


                                                        A Member of the
                                                        Deutsche Bank Group [/]
SUPP366 (3/01)
     362

Morgan Grenfell Investment Trust

CUSIPS:  61735K745
          61735K844

                                                    Deutsche Asset Management

Micro Cap - Investment Class

Supplement dated March 5, 2001 to the Prospectus dated January 29, 2001

The following replaces the `Portfolio Managers' section in the Fund's
Prospectus:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.

 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sector.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  19 years of financial industry experience.
 .  MBA from New York University's Stern School of Business.

The following replaces the `Dividends and Distribution' section in the Fund's
Prospectus:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.


                                                        A Member of the
                                                        Deutsche Bank Group [/]

The following replaces the second chart in the `Tax Considerations' section in the Fund's Prospectus:

 TRANSACTION           TAX STATUS

 Your sale of          Generally, long-term
 shares owned          capital gains or losses
 more than one
 year

 Your sale of          Generally, short-term
 shares owned          capital gains or losses:
 for one year or       losses subject to
 less                  special rules.

You must provide your social security number or other taxpayer identification number to your Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the Fund will withhold 31% `backup withholding' tax from you dividends, distributions, sales proceed and any other payments to you.

The following replaces the `Minimum Account Investments' portion of the `Buying and Selling Fund Shares' section in the Fund's prospectus:


Minimum Account Investments

Initial purchase:                          Minimum amount:
   A standard account                            $2,000
   An IRA account                                $1,000
   An automatic investment plan account          $1,000

Qualified retirement plans                       $    0
(such as 401(k), pension
or profit sharing plan)

Subsequent purchase:
   A standard account                            $  100
   An IRA account                                $  100
   An automatic investment plan account          $  100
Account balance:
   Non-retirement account                        $1,000
   An IRA account                                None

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service agents reserve the right to, from time to time in their discretion, waive or reduce the investment minimums.


               Please Retain This Supplement for Future Reference

SUPP365 (03/01)

Morgan Grenfell Investment Trust
CUSIP:  61735k788

                                                       Deutsche Asset Management
Micro Cap - Institutional Class

Supplement dated March 5, 2001 to the Prospectus dated January 29, 2001

The following replaces the `Portfolio Managers' section in the Fund's
Prospectus:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.

 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sector.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  19 years of financial industry experience.
 .  MBA from New York University's Stern School of Business.

The following replaces the `Dividends and Distribution' section in the Fund's
Prospectus:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

                                                         A member of the
                                                         Deutsche Bank Group [/]

The following replaces the second chart in the `Tax Considerations' section in the Fund's Prospectus:

 TRANSACTION             TAX STATUS

 Your sale of            Generally, long-term
 shares owned            capital gains or losses
 more than one
 year

 Your sale of            Generally, short-term
 shares owned            capital gains or losses:
 for one year or         losses subject to
 less                    special rules.

You must provide your social security number or other taxpayer identification number to your Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the Fund will withhold 31% `backup withholding' tax from you dividends, distributions, sales proceed and any other payments to you.

              Please Retain This Supplement for Future Reference

SUPP363 (03/01)

Morgan Grenfell Investment Trust
CUSIP:  61735k786